Pay vs Performance Disclosure - USD ($)	5 Months Ended	7 Months Ended	12 Months Ended
	May 31, 2022	Dec. 31, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Summary compensation table total		Compensation actually paid		Value of initial fixed $100 investment based on:
Year	PEO 1 Ryan P. Hicke ($)(1)	PEO 2 Alfred P. West, Jr. ($)(2)	PEO 1 Ryan P. Hicke ($)(3)	PEO 2 Alfred P. West, Jr. ($)(4)	Average summary compensation table total for non-PEO NEOs ($)(5)	Average compensation actually paid to non-PEO NEOs ($)(6)	SEI TSR ($)(7)	Industry index TSR ($)(8)	Net income ($000s)(9)	Adjusted pre-tax earnings per share ($)(10)
2025	11,819,204	N/A	12,421,417	N/A	4,167,825	4,219,532	152.47	202.43	715,305	6.67
2024	8,766,030	N/A	13,322,190	N/A	3,894,017	4,668,599	134.70	247.25	581,191	5.98
2023	5,934,430	N/A	6,142,130	N/A	3,050,860	3,080,441	102.46	181.96	462,258	4.61
2022	6,402,465	2,469,653	6,224,840	2,377,978	3,494,008	3,332,318	92.66	129.82	475,467	4.48
2021	N/A	2,367,239	N/A	2,475,614	1,991,178	2,162,026	95.47	180.24	546,593	5.12

Company Selected Measure Name			Adjusted Pre-Tax Earnings Per Share
Named Executive Officers, Footnote	Reflects compensation amount reported in the Summary Compensation Table (“SCT”) in 2022 for Ryan P. Hicke, who was appointed
Chief Executive Officer (and thus became our PEO) effective June 1, 2022.
Reflects compensation amounts reported in the SCT in 2022 for Alfred P. West, Jr., who served as our Chief Executive Officer (and thus as our PEO) during 2021 and for the period January 1, 2022, through May 31, 2022.
The following non-PEO named executive officers are included in the average figures shown:
2021: Dennis J. McGonigle, Wayne M. Withrow, Ryan P. Hicke, Philip N. McCabe
2022: Dennis J. McGonigle, Wayne M. Withrow, Kevin P. Barr, Philip N. McCabe
2023: Alfred P. West, Jr., Dennis J. McGonigle, Wayne M. Withrow, Philip N. McCabe
2024: Sean J. Denham, Michael F. Lane, Michael N. Peterson, Philip N. McCabe, Dennis J. McGonigle
2025: Sean J. Denham, Sanjay K. Sharma, Michael F. Lane, Philip N. McCabe

Peer Group Issuers, Footnote	For the relevant fiscal year, represents the cumulative total shareholder return (“TSR”) of the Company for the measurement periods ending on December 31 of each of 2025, 2024, 2023, 2022 and 2021, respectively.
For the relevant fiscal year, represents the cumulative TSR of an Industry Index, a blend of indices including 79% NASDAQ US Asset
Managers and Custodians and 21% NASDAQ US Software for the measurement period ended on December 31, 2025, 2024 and
2023 and 76% NASDAQ US Asset Managers and Custodians and 24% NASDAQ US Software for the measurement periods ended on
December 31 of each of 2022 and 2021, respectively. This blended Industry Index is intended to reflect the relative contribution of the
Company’s asset management and technology‑related services, rather than to represent a single‑industry peer group. The weighting of the blended Industry Index is based on the Company’s revenue mix for the applicable periods and is intended to provide a more meaningful performance comparison given its diversified operations.

Adjustment To PEO Compensation, Footnote	Compensation Actually Paid (“CAP”) for Mr. Hicke in 2025, 2024, 2023 and 2022 reflects the respective amount set forth in column (1)
of this table, adjusted as set forth in the table below, as determined in accordance with SEC rules. RSUs are paid in Company shares once the underlying award vests, and are incorporated as applicable in the table below. The dollar amount reflected in column (1) of this table does not reflect the actual amount of compensation earned by or paid to Mr. Hicke during the applicable year.
CAP for Mr. West in each of 2022 and 2021 reflects the respective amounts set forth in column (2) of this table, adjusted as set forth in the table below, as determined in accordance with SEC rules. RSUs are paid in Company shares once the underlying award vests, and are incorporated as applicable in the table below. The dollar amounts reflected in column (2) of this table do not reflect the actual amount of compensation earned by or paid to Mr. West during the applicable year.

Year	2021	2022	2022	2023	2024	2025
PEO	Alfred P. West, Jr.	Alfred P. West, Jr.	Ryan P. Hicke	Ryan P. Hicke	Ryan P. Hicke	Ryan P. Hicke
SCT total compensation ($)	2,367,239	2,469,653	6,402,465	5,934,430	8,766,030	11,819,204
Less: stock and option award values reported in SCT for the covered year ($)	(373,625)	(694,825)	(4,106,600)	(3,416,000)	(5,697,000)	(8,749,974)
Plus: fair value for stock and option awards granted in the covered year ($)	383,000	628,450	3,941,000	3,544,500	5,300,500	9,563,637
Change in fair value of outstanding unvested stock and option awards from prior years ($)	49,500	50,075	63,350	95,800	4,395,010	(12,900)
Change in fair value of stock and option awards from prior years that vested in the covered year ($)	49,500	(75,375)	(75,375)	(16,600)	557,650	(198,550)
Compensation actually paid ($)	2,475,614	2,377,978	6,224,840	6,142,130	13,322,190	12,421,417
Equity Valuations: Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of date of grant. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., term, volatility, dividend yield, risk free rates) as of the measurement date. RSU grant date fair values are calculated using the stock price as of date of grant.

Non-PEO NEO Average Total Compensation Amount			$ 4,167,825	$ 3,894,017	$ 3,050,860	$ 3,494,008	$ 1,991,178
Non-PEO NEO Average Compensation Actually Paid Amount			$ 4,219,532	4,668,599	3,080,441	3,332,318	2,162,026
Adjustment to Non-PEO NEO Compensation Footnote	Average CAP for our non-PEO named executive officers in each of 2025, 2024, 2023, 2022 and 2021 reflects the respective amount set forth in column (5) of this table, adjusted as set forth in the table below, as determined in accordance with SEC rules. RSUs are paid in company shares once the underlying award vests, and are incorporated as applicable in the table below. The dollar amounts reflected in column (5) of this table do not reflect the actual amounts of compensation earned by or paid to our non-PEO named executive officers during the applicable years.

Year	2021 Average	2022 Average	2023 Average	2024 Average	2025 Average
Non-PEO NEOs	See column (5) note	See column (5) note	See column (5) note	See column (5) note	See column (5) note
SCT total compensation ($)	1,991,178	3,494,008	3,050,860	3,894,017	4,167,825
Less: stock and option award values reported in SCT for the covered year ($)	(429,669)	(1,893,842)	(637,000)	(3,016,985)	(2,067,575)
Plus: fair value for stock and option awards granted in the covered year ($)	440,450	1,754,833	663,700	2,451,802	2,194,870
Change in fair value of outstanding unvested stock and option awards from prior years ($)	176,488	52,694	(11,369)	672,205	(13,569)
Change in fair value of stock and option awards from prior years that vested in the covered year ($)	(16,421)	(75,375)	14,250	667,560	(62,019)
Compensation actually paid ($)	2,162,026	3,332,318	3,080,441	4,668,599	4,219,532
Equity Valuations: Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of the date of grant. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., term, volatility, dividend yield, risk free rates) as of the measurement date.
RSU grant date fair values are calculated using the stock price as of date of grant.

Compensation Actually Paid vs. Total Shareholder Return	The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of
Compensation Actually Paid to our Non-PEO NEOs, the Company’s cumulative TSR, and the Industry Index cumulative
TSR over the five most recently completed fiscal years. TSR values for the Company and Industry Index assume $100 invested on December 31, 2020 through the last business day of the listed year.

¢	PEO 1 (Ryan P. Hicke) CAP	¢	PEO 2 (Alfred P. West, Jr.) CAP	¢	Non-PEO NEO CAP	SEI TSR	Industry Index TSR

Compensation Actually Paid vs. Net Income	The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of
Compensation Actually Paid to our Non-PEO NEOs, and our Net Income during the five most recently completed fiscal years.

¢	PEO 1 (Ryan P. Hicke) CAP	¢	PEO 2 (Alfred P. West, Jr.) CAP	¢	Non-PEO NEO CAP	Net Income

Compensation Actually Paid vs. Company Selected Measure	The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of
Compensation Actually Paid to our Non-PEO NEOs, and our Adjusted Pre-Tax EPS during the five most recently completed fiscal years.

¢	PEO 1 (Ryan P. Hicke) CAP	¢	PEO 2 (Alfred P. West, Jr.) CAP	¢	Non-PEO NEO CAP	Adjusted Pre-Tax Earnings Per Share
When calculating our 2025 Adjusted Pre-Tax Earnings Per Share for purposes of our Pay Versus Performance disclosure, the Committee made the following adjustments to our GAAP earnings per share, which is consistent with the adjustment the Committee makes when determining whether the EPS vesting targets for outstanding stock options have been met:
•excluded any reduction for stock-based compensation expense associated with stock options in accordance with
Accounting Standards Codification 718 equity compensation (Stock-Based Compensation) from any calculation of the achievement of EPS vesting targets; and
•excluded the gain on the sale of the Company’s Family Office Services business.
See Annex A of this Proxy Statement for a reconciliation of Diluted Earnings Per Share reported in accordance with generally accepted accounting principles (GAAP) to Adjusted Pre-Tax Earnings Per Share (non-GAAP) during the five
			most recently completed fiscal years.
Total Shareholder Return Vs Peer Group	The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of
Compensation Actually Paid to our Non-PEO NEOs, the Company’s cumulative TSR, and the Industry Index cumulative
TSR over the five most recently completed fiscal years. TSR values for the Company and Industry Index assume $100 invested on December 31, 2020 through the last business day of the listed year.

¢	PEO 1 (Ryan P. Hicke) CAP	¢	PEO 2 (Alfred P. West, Jr.) CAP	¢	Non-PEO NEO CAP	SEI TSR	Industry Index TSR

Total Shareholder Return Amount			$ 152.47	134.70	102.46	92.66	95.47
Peer Group Total Shareholder Return Amount			202.43	247.25	181.96	129.82	180.24
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest			$ 715,305,000	$ 581,191,000	$ 462,258,000	$ 475,467,000	$ 546,593,000
Company Selected Measure Amount			6.67	5.98	4.61	4.48	5.12
PEO Name	Alfred P. West, Jr.	Ryan P. Hicke	Ryan P. Hicke	Ryan P. Hicke	Ryan P. Hicke		Alfred P. West, Jr.
Additional 402(v) Disclosure	Reflects net income attributable to SEI Investments Company in the Company’s Consolidated Statements of Operations included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31, 2025, 2024, 2023, 2022 and 2021.

Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted Pre-Tax Earnings Per Share
Non-GAAP Measure Description	The Company’s selected measure is Adjusted Pre-Tax Earnings Per Share, which is a non-GAAP financial measure that consists of the quotient of (A) the Company’s calendar year net income before income taxes adjusted to not include any reduction for stock-option expense under ASC 718 equity compensation and the effect of items or events that the Compensation Committee determines in its discretion should be excluded for compensation purposes, divided by (B) the Company’s diluted shares outstanding. See Annex A of this Proxy Statement for a reconciliation of Diluted Earnings Per Share reported in accordance with generally accepted accounting principles (GAAP) to Adjusted Pre-Tax Earnings Per Share (non-GAAP).

Hicke [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 11,819,204	$ 8,766,030	$ 5,934,430	$ 6,402,465
PEO Actually Paid Compensation Amount			12,421,417	13,322,190	6,142,130	6,224,840
West [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount						2,469,653	$ 2,367,239
PEO Actually Paid Compensation Amount						2,377,978	2,475,614
PEO | Hicke [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(8,749,974)	(5,697,000)	(3,416,000)	(4,106,600)
PEO | Hicke [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			9,563,637	5,300,500	3,544,500	3,941,000
PEO | Hicke [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(12,900)	4,395,010	95,800	63,350
PEO | Hicke [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(198,550)	557,650	(16,600)	(75,375)
PEO | West [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(694,825)	(373,625)
PEO | West [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						628,450	383,000
PEO | West [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						50,075	49,500
PEO | West [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(75,375)	49,500
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,067,575)	(3,016,985)	(637,000)	(1,893,842)	(429,669)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,194,870	2,451,802	663,700	1,754,833	440,450
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(13,569)	672,205	(11,369)	52,694	176,488
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (62,019)	$ 667,560	$ 14,250	$ (75,375)	$ (16,421)